[LOGO]
                                                SEMIANNUAL REPORT, June 30, 2001
                                               FUND FOR TAX-FREE INVESTORS, INC.
                                        4922 FAIRMONT AVENUE, BETHESDA, MD 20814
                                                (800) 622-1386    (301) 657-1510

--------------------------------------------------------------------------------

                                                                   July 31, 2001

Dear Shareholders:

The Federal Reserve's (the "Fed") responsive monetary policy has led to the sixth consecutive easing of the Federal Funds Discount Rate since the beginning of January 2001. The rate cuts mirrored a quickly declining U.S. economy which has slowed to a sluggish pace as real GDP reached 0.03%, its slowest growth rate since 1991. The question still remains whether the Fed must continue with its aggressive easing stance or if they have done what they needed to, and the economy will right itself.

                        TAX-FREE MONEY MARKET PORTFOLIO

The Tax-Free Money Market Portfolio invests in high-quality, tax-exempt municipal bonds with maturities of less than one year. The Money Market Portfolio had an annualized net investment income of 2.71% of net assets for the six months ended June 30, 2001. The Portfolio's average maturity was 85 days.

                   VIRGINIA AND MARYLAND TAX-FREE PORTFOLIOS

For the six months ended June 30, 2001, the Virginia Tax-Free Portfolio had a total return of 2.11%, with net assets of $29.9 million. The quality of the holdings in the Virginia Portfolio remains high with over 93% of the Fund's assets invested in bonds rated AA or above. The weighted average maturity was
14.9 years.

As of June 30, 2001, Maryland Tax-Free Portfolio assets were $39.0 million. For the six months ended June 30, 2001, the Portfolio had a total return of 2.33%. The Maryland Portfolio continues to invest in high quality issuers with over 85% of its bonds rated AA or above. The Portfolio's weighted average maturity for the period was 13.7 years.

                                    OUTLOOK

We believe short-term interest rates will trend lower over the remainder of the year and the economy should bottom out as we begin to realize the effects of the Fed's aggressive monetary policy. The Fed continues to walk a fine line between economic recovery and recession as investors search for concrete signs of a turnaround. During these times of turbulence and volatility, the Funds' management remains constant in achieving its strategy of long-term, conservative investing across all portfolios.

Fund for Tax-Free Investors, Inc. invests only in high quality issuers that we feel provide the best value across the yield curve throughout every economic cycle. We thank you for your continued support, and look forward to serving your investment needs in the future.

Sincerely,

/s/ David H. Ellison
David H. Ellison
President

                       FUND FOR TAX-FREE INVESTORS, INC.

                            STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO
                                 June 30, 2001
                                  (unaudited)

                                   Face         Value
                                  Value       (Note 1)
                                ----------   -----------
ARIZONA 7.4%
Pima County, AZ
General Obligation
  5%, 7/1/01 AAA..............  $1,000,000   $ 1,000,000
Pima County, AZ
Industrial Rev Bonds
Utucson Electric
Floating Rate Notes
  2.63%, 12/1/22+ VMIG1.......     800,000       800,000
                                             -----------
  State Total.................                 1,800,000
                                             -----------
COLORADO 2.0%
Pitkin County, CO
Multi Family Housing
Centennial, Series A
Floating Rate Notes
  2.75%, 12/1/24+ A-1+........     500,000       500,000
                                             -----------
CONNETICUT 2.1%
South Windsor, CT
General Obligation
  6.1%, 9/1/01^ AAA...........     500,000       512,875
                                             -----------
FLORIDA 7.6%
Dade County, FL
School Board
  5%, 8/1/01 AAA..............     500,000       500,754
First Florida Governmental
Financing Committee
Refunding & Improvement Bonds
  4%, 7/1/02 NR...............     475,000       481,047
Florida State College and
University Revenues
  6.7%, 7/1/01^ AAA...........     350,000       357,000
Jacksonville, FL
Port Authority
  7.625%, 11/1/01 AAA.........     500,000       508,093
                                             -----------
  State Total.................                 1,846,894
                                             -----------
GEORGIA 4.2%
Monroe County
Industrial Pollution Control
Oglethorpe Power Corp.
  6.05%, 1/1/02 AAA...........   1,000,000     1,015,778
                                             -----------
IOWA 5.3%
Iowa Finance Authority
Hospital Facility Revenue
Floating Rate Notes, Series B
  2.7%, 7/14/01+ VMIG1........     700,000       700,000


IOWA (CONTINUED)
                                   Face         Value
                                  Value       (Note 1)
                                ----------   -----------
Ottumwa Regional
Healthcare Center Floating
Rate Notes
  2.75%, 10/1/06+ A-1+........  $  600,000   $   600,000
                                             -----------
  State Total.................                 1,300,000
                                             -----------
LOUISIANA 2.1%
Ernest N. Morial
New Orleans, LA
Special Tax Bonds
  3.9%, 7/15/01 AAA...........     250,000       250,110
Louisiana State
General Obligation, Series A
  5.1%, 8/1/01 AAA............     250,000       250,489
                                             -----------
  State Total.................                   500,599
                                             -----------
MARYLAND 14.7%
Baltimore County, MD
Public Construction
  6.125%, 7/1/02^ AAA.........     500,000       525,960
Baltimore MD
Wastewater, Series A
  6.25%, 7/1/02^ AAA..........     215,000       226,663
Baltimore MD
Water Project
Revenue Bonds, Series A
  3.5%, 7/1/01 AAA............     110,000       110,000
Frederick County, MD
General Obligation
  7.4%, 7/1/01^ AAA...........     415,000       427,450
Maryland Health and Higher
Education Loyola College Issue
B Floating Rate Notes
  2.65%, 10/1/13+ A-1+........     600,000       600,000
Maryland Health and Higher
Education
North Arundel Hospital
Floating Rate Notes
  2.75%, 7/1/32+ VMIG1........     500,000       500,000
North East Maryland Waste
Disposal Authority Floating
Rate Notes
  2.50%, 1/1/08+ A-1+.........     300,000       300,000
Prince George's Cnty
Hospital Facility Revenue
Dimensions Health Corp.
  7%, 8/1/02^ NR..............     500,000       530,275

                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (continued)
                                 June 30, 2001
                                  (unaudited)

MARYLAND (CONTINUED)
                                   Face         Value
                                  Value       (Note 1)
                                ----------   -----------
Washington Suburban
Sanitation Dist.
Sewerage Disposal
  4.4%, 12/1/01 AAA...........  $  370,000   $   371,965
                                             -----------
  State Total.................                 3,592,313
                                             -----------
MASSACHUSETTS 3.1%
Boston, MA
Water & Sewer Commission
Series A
  7%, 11/1/01^ AAA............     235,000       242,915
Massachusetts State
General Obligation, Series D
  5.125%, 11/1/01 AAA.........     500,000       503,900
                                             -----------
  State Total.................                   746,815
                                             -----------
MINNESOTA 17.8%
Minneapolis, MN
General Obligation, Series A
Floating Rate Notes
  2.6%, 12/1/05+ VMIG1........     320,000       320,000
Minneapolis, MN
General Obligation, Series B
Floating Rate Notes
  2.6%, 12/1/05+ VMIG1........     200,000       200,000
Minneapolis, MN
General Obligation, Series B
Floating Rate Notes
  2.6%, 12/1/16+ VMIG1........   1,000,000     1,000,000
Minneapolis, MN
Convention Center
General Obligation
Floating Rate Notes
  2.6%, 12/1/18+ VMIG1........   1,500,000     1,500,000
Minnesota State
General Obligation
  5%, 5/1/02 AAA..............     500,000       508,960
Minnesota State
General Obligation
  6.625%, 8/1/01^ AAA.........     300,000       300,935
Minnesota State
Higher Education
Supplemental Student Loan
Floating Rate Notes
  2.8%, 12/1/24+ VMIG1........     500,000       500,000
                                             -----------
  State Total.................                 4,329,895
                                             -----------
MISSOURI 1.2%
St. Louis County, MO
Pattonville
General Obligation
  6%, 2/1/02^ AAA.............     300,000       305,424
                                             -----------

MONTANA 2.5%
                                   Face         Value
                                  Value       (Note 1)
                                ----------   -----------
Montana State Health
Pooled Loan Project
Floating Rate Notes
  2.75%, 12/1/15+ VMIG1.......  $  600,000   $   600,000
                                             -----------
NEW YORK 3.7%
New York, NY
General Obligation
Floating Rate Notes,
Series B7
  3.15%, 8/15/18+ VMIG1.......     400,000       400,000
New York, NY
General Obligation
Floating Rate Notes,
Series B2
  3.15%, 8/15/03+ VMIG1.......     100,000       100,000
New York, NY
General Obligation
Floating Rate Notes,
Series B3
  3.15%, 8/15/04+ VMIG1.......     200,000       200,000
Oneida County, NY
Mohawk Valley Civic
Facility, Series B
  4.25%, 1/1/02 AAA...........     200,000       201,686
                                             -----------
  State Total.................                   901,686
                                             -----------
NORTH CAROLINA 2.5%
Winston-Salem, NC
Floating Rate Notes
  2.7%, 8/1/01+ AAA...........     600,000       600,000
                                             -----------
PENNSYLVANIA 8.8%
Blair County, PA
Hospital Facility Revenue
Altoona Project, Series A
  4.05%, 7/1/01 AAA...........     700,000       700,000
Pennsylvania State
Higher Educational Facilities
Thomas Jefferson University
  4%, 7/1/01 AAA..............     400,000       400,000
Saucon Valley School District
General Obligation
Series of 1998
  4.1%, 10/15/01 NR...........     750,000       752,337
Somerset County, PA
General Authority Commonwealth
  6.25%, 10/15/01^ AAA........     300,000       302,991
                                             -----------
  State Total.................                 2,155,328
                                             -----------
RHODE ISLAND 1.1%
East Providence, RI
General Obligation
  4.75%, 5/15/02 NR...........     260,000       264,322
                                             -----------

                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (continued)
                                 June 30, 2001
                                  (unaudited)

TENNESSEE 4.4%
                                   Face         Value
                                  Value       (Note 1)
                                ----------   -----------
East Ridge, TN
General Obligation, Series B
  4.85%, 3/01/02^ AAA.........  $  565,000   $   578,470
Knox County
Educational & Hospital Revenue
Catholic Healthcare, Series A
Floating Rate Notes
  3.1%, 12/1/27+ VMIG1........     500,000       500,000
                                             -----------
  State Total.................                 1,078,470
                                             -----------
TEXAS 10.1%
Brazos River Authority
Water Line Project
  4.35%, 9/1/01 AAA...........     325,000       325,661
Dallas, TX
General Obligation
  4.7%, 2/15/02 AAA...........     250,000       252,895
Denton, TX
Independent School District
  4%, 8/15/01 AAA.............     700,000       699,743
Los Fresnos
School Construction
  6.3%, 9/15/01^ NR...........     800,000       803,252
Texas National Research Lab
Lease Revenue
Superconducting Super Collider
  6.85%, 12/1/01^ AAA.........     365,000       378,396
                                             -----------
  State Total.................                 2,459,947
                                             -----------
UTAH 2.0%
Intermountain Power
Revenue Series E
  5.25%, 7/1/01 AAA...........     500,000       500,000
                                             -----------
VIRGINIA 8.8%
Chesapeake Bay Bridge and
Tunnel Commission
  6.375%, 7/1/01^ AAA.........     500,000       510,000
Portsmouth, VA
General Obligation
  5%, 8/1/01 AAA..............     400,000       400,636


VIRGINIA (CONTINUED)
                                   Face         Value
                                  Value       (Note 1)
                                ----------   -----------
Prince William County
Water and Sewer Revenue Bonds
  6.5%, 7/1/01^ AAA...........  $  200,000   $   204,000
Richmond, VA
Metropolitan Authority
Expressway, Series A
  6.375%, 7/15/02^ AAA........     500,000       527,835
Roanoke County, VA
Water System Revenue Bonds
  6%, 7/1/01^ AAA.............     500,000       500,000
                                             -----------
  State Total.................                 2,142,471
                                             -----------
WISCONSIN 2.1%
Wisconsin State
General Obligation Series A
  6%, 5/1/02^ AAA.............     500,000       513,699
                                             -----------
TOTAL INVESTMENTS - 113.5%
  (Cost $27,666,516*).....................    27,666,516

CASH - 3.9%                                      958,853
PAYABLE FOR INVESTMENTS PURCHASED -
(18.9)%                                       (4,601,346)
OTHER ASSETS LESS LIABILITIES - 1.5%             354,519
                                             -----------
NET ASSETS (NOTE 5) 100.0%................   $24,378,542
                                             ===========
NET ASSET VALUE PER SHARE
  (Based on 24,378,542 Shares
  Outstanding)............................         $1.00
                                             ===========
NET ASSETS CONSIST OF:
  Paid-in Capital.........................   $24,378,542
                                             -----------
NET ASSETS................................   $24,378,542
                                             ===========

---------

  +   Daily or Weekly Tender Bond

 ^   Date represents pre-refunded or call date.

  *   Same cost is used for Federal income tax purposes.

NR   Not Rated

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               VIRGINIA PORTFOLIO

                                 June 30, 2001
                                  (unaudited)

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------

Arlington County General
Obligation
  6%, 8/1/04^ AAA...........  $  500,000   $   546,775
  5.4%, 6/1/13 AAA..........     250,000       260,098
  5.375%, 12/1/16 AAA.......   1,000,000     1,034,180
Brunswick County Industrial
Development Authority
Revenue
  5.5%, 7/1/17 AAA..........   1,000,000     1,030,310
Fairfax City EDA Lease
Revenue
  5.5%, 5/15/18 AA..........   1,000,000     1,021,320
Fairfax County Industrial
Development Authority
Revenue
  5.25%, 8/15/19 AA.........     650,000       644,579
Fairfax County Water
Authority Revenue
  5.8%, 1/1/16 AAA..........     705,000       758,848
  6%, 4/1/22 AAA............     630,000       672,021
Fairfax County Public
Improvement, Series B
  5.125%, 12/1/20 AAA.......     500,000       503,620
Hampton Roads, VA Regional
Jail Authority
  5.5%, 7/1/24 AAA..........     300,000       305,016
Hanover County General
Obligation
  5.4%, 7/15/16 AA..........   1,000,000     1,031,160
Henrico County Industrial
Development Authority
Revenue
  7.125%, 8/1/05^ AA........     400,000       459,376
Henrico County Water and
Sewer Revenue
  6.25%, 5/1/02^ AA-........     200,000       205,858
  6.25%, 5/1/13 AA-.........     300,000       305,313
Henry County Public Services
Authority, Sewer System
  8.825%, 11/1/05^ NR.......     200,000       241,200
Leesburg, VA General
Obligation
  5.5%, 6/1/05^ AAA.........     500,000       543,390
Loudoun County General
Obligation
  5.25%, 12/1/14 AA+........   1,000,000       997,550
  5%, 12/1/18 AA+...........   1,000,000     1,052,950
Loudoun County Sanitation
Authority Revenue
  6.25%, 1/1/03^ AAA........     500,000       532,145

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Lynchburg, VA General
Obligation
  5%, 5/1/18 AA.............  $  500,000   $   495,410
Metropolitan Washington DC
Airport System, Series A
  5%, 10/1/28 AA-...........     500,000       478,535
Montgomery Industrial
Development Authority
  5.125%, 1/15/19 AAA.......     500,000       502,175
Newport News, VA General
Obligation
  5.75%, 1/15/17 AA.........     750,000       790,230
  5%, 3/1/18 AA.............     500,000       497,665
Norfolk, VA General
Obligation
  5.75%, 6/1/13 AAA.........     500,000       531,320
Norfolk Water Revenue
  5.75%, 11/1/12 AAA........     500,000       533,520
  5.875%, 11/1/15 AAA.......     500,000       536,160
Portsmouth Redevelopment and
Housing Authority Revenue
  6.05%, 12/1/08 AAA........     500,000       532,295
Portsmouth, VA General
Obligation Public Utilities,
Series B
  5%, 6/1/21 AAA............     500,000       488,256
  5%, 6/1/26 AAA............     500,000       482,090
Prince William County Park
Authority Revenue
  6.875%, 10/15/04^ NR......     500,000       560,885
Prince William County Water
and Sewer System Revenue
  5.5%, 7/1/19 AAA..........     500,000       516,855
Richmond Public Utilities
Revenue, Series A
  5.25%, 1/15/18 A+.........   1,000,000     1,007,620
  5.125%, 1/15/28 AAA.......     500,000       494,000
Richmond Refunding and
Improvement General
Obligation, Series A
  5.125%, 1/15/16 AAA.......     500,000       507,470
Upper Occoquan Sewer
Authority Revenue, Series A
  5.15%, 7/1/20 AAA.........     500,000       508,500
Virginia Beach, VA General
Obligation
  6.5%, 8/1/01^ AA..........     500,000       511,355
  5%, 8/1/17 AA+............   1,075,000     1,076,731

                            STATEMENT OF NET ASSETS
                         VIRGINIA PORTFOLIO (continued)

                                 June 30, 2001
                                  (unaudited)

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Virginia Housing Development
Authority Revenue,
Series C & D
  5.95%, 7/1/13 AA+.........  $  500,000   $   526,165
  5.1%, 7/1/14 AA+..........   1,000,000     1,013,750
  5.75%, 1/1/19 AAA.........   1,000,000     1,030,060
Virginia Port Authority
Revenue
  5.9%, 7/1/16 AA+..........     500,000       524,060
Virginia Public School
Authority Revenue
  6.2%, 8/1/13 AA...........     320,000       341,779
  5%, 8/1/18 AA+............   1,000,000       991,910
Virginia Resource Authority
Water & Sewer Revenue
  6.75%, 10/1/04^ AA........     240,000       264,523
Virginia State General
Obligation
  5.25%, 6/1/19 AAA.........     750,000       761,145
Winchester, VA General
Obligation
  5.625%, 6/1/18 AA.........     350,000       397,369
                                           -----------
TOTAL INVESTMENTS 97.3%
  (Cost $27,852,836*)...................    29,047,542

OTHER ASSETS LESS LIABILITIES 2.7%......       811,723
                                           -----------
NET ASSETS (NOTE 6) 100.0%..............   $29,859,265
                                           ===========
  NET ASSET VALUE PER SHARE
    (Based on 2,684,308 Shares
    Outstanding)........................        $11.12
                                           ===========

                                              Value
                                            (Note 1)
                                           -----------
NET ASSETS CONSIST OF:
  Paid-in Capital.......................   $28,925,488
  Accumulated Net Realized Loss on
    Investments.........................      (260,929)
  Net Unrealized Appreciation of
    Investments.........................     1,194,706
                                           -----------
NET ASSETS..............................   $29,859,265
                                           ===========

---------

  ^  Date represents pre-refunded date.

  *  Same cost is used for Federal income tax purposes.

 NR  Not Rated

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                            STATEMENT OF NET ASSETS
                               MARYLAND PORTFOLIO

                                 June 30, 2001
                                  (unaudited)

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------

Anne Arundel County Water
and Sewer General Obligation
  6%, 7/15/02^ AA+..........  $  250,000   $   263,380
  6.2%, 8/1/05^ AA+.........     725,000       802,633
  6.3%, 8/1/05^ AA+.........     500,000       555,420
  6.3%, 8/1/05^ AA+.........     725,000       805,359
Anne Arundel County
Pollution Control Revenue
  6%, 4/1/24 A..............   1,230,000     1,261,955
Anne Arundel County Solid
Waste Project General
Obligation
  5.5%, 9/1/15 AA+..........     500,000       515,375
Baltimore, MD General
Obligation Public
Improvement
  5.5%, 10/15/10 AAA........   1,000,000     1,076,200
  5.5%, 10/15/15 AAA........     500,000       541,685
Baltimore Wastewater Project
Revenue
  6%, 7/1/15 AAA............     500,000       563,265
Baltimore County General
Obligation
  5.5%, 6/1/12 AAA..........   1,000,000     1,053,030
  5%, 6/1/19 AAA............     835,000       833,914
Baltimore Port Facility
Revenue
  6.5%, 12/1/10 AA-.........     400,000       421,104
Carroll County General
Obligation
  5.3%, 11/1/15 AA..........     500,000       511,740
  6.5%, 10/1/24 AA..........     225,000       243,151
Frederick County Public
Facilities General
Obligation
  5.25%, 7/1/17 AA..........     300,000       306,885
Frederick County General
Obligation
  6.125%, 12/1/07 AAA.......     500,000       526,360
Frederick (City of), MD
General Obligation
  6%, 10/1/11 AAA...........     300,000       323,220
Howard County Construction
Public Improvement Series A
  5.5%, 2/15/04^ AAA........     500,000       530,065
Howard County Metropolitan
District General Obligation
  6%, 8/15/19 AAA...........     840,000       841,890
Howard County Public
Improvement General
Obligation
  6%, 5/15/03^ AAA..........     500,000       525,355
  5.5%, 2/15/19 AAA.........     500,000       516,610

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Howard County Special
Facilities Revenue
  6.1%, 2/15/13 AAA.........  $  500,000   $   527,895
Laurel, MD General
Obligation
  6.7%, 7/1/01^ AAA.........     600,000       612,000
Maryland Community
Development Administration
Revenue
  7.15%, 4/1/11 AA2.........     405,000       414,922
  5%, 4/1/17 AA2............     500,000       493,530
  5.7%, 9/1/17 Aa2..........     400,000       412,856
  5%, 6/1/21 AA2............     275,000       273,270
  5.375%, 9/1/22 AA2........     300,000       297,171
  7.7%, 5/15/20 AA2.........     250,000       256,550
  7.25%, 4/1/27 AA2.........      80,000        81,618
Maryland State Health and
Higher Education Revenue
  5.7%, 7/1/09 A1...........     500,000       547,260
  5.25%, 7/1/13 AAA.........     500,000       525,295
  6.125%, 7/1/14 AAA........     500,000       531,960
  5.5%, 10/1/16 AAA.........   1,000,000     1,039,190
  6.125%, 7/1/19 AAA........     500,000       527,350
  5.25%, 7/1/25 AAA.........     305,000       307,763
  5%, 7/1/27 AAA............   1,500,000     1,424,865
  6%, 7/1/39 AA.............   1,000,000     1,074,790
Maryland State Health North
Arundel Hospital Floating
Rate Note
  2.75%, 7/1/32+ VMIG1......     100,000       100,000
Maryland Industrial
Development Revenue
  7.125%, 7/1/06 A-.........     130,000       130,351
Maryland Stadium Authority
Sports Revenue
  5.55%, 3/1/13 AAA.........     500,000       525,455
  5.875%, 12/15/13 AAA......   1,000,000     1,063,520
  5.375%, 12/15/15 AA.......     500,000       514,440
Maryland Water Quality
Finance Administration
Revenue
  6%, 9/1/15 AA.............   1,000,000     1,044,500
Montgomery County General
Obligation
  5%, 5/1/17 AAA............     475,000       477,674
  5%, 5/1/19 AAA............     500,000       499,340

                            STATEMENT OF NET ASSETS

                                 June 30, 2001
                                  (unaudited)

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Montgomery County Housing
Opportunity Commission
Revenue
  6.7%, 7/1/11 AA2..........  $  300,000   $   308,406
  6.65%, 7/1/17 AAA.........     150,000       157,670
  7.375%, 7/1/17 AA2........       5,000         5,027
  7%, 7/1/23 AA2............     250,000       258,298
Montgomery County Waste
Disposal Authority Revenue
  5.875%, 6/1/13 AAA........     250,000       261,777
North East Maryland Waste
Disposal Authority Revenue
  6.2%, 7/1/10 AA2..........     500,000       527,010
  6.3%, 7/1/16 AA2..........   1,000,000     1,041,860
Prince George's County
General Obligation
  5.25%, 3/15/15 AAA........   1,000,000     1,029,940
Prince George's County
Housing Authority Revenue
  6.35%, 7/20/20 AAA........     700,000       722,295
Prince George's County
Pollution Control Revenue
  5.75%, 3/15/10 A..........   1,250,000     1,351,638
St. Mary's County General
Obligation
  5.85%, 11/1/18 AAA........     500,000       521,225
University of Maryland
System Auxiliary Revenue
  6.375%, 10/1/02^ AA+......     500,000       530,805
  5.6%, 4/1/12 AA+..........   1,000,000     1,053,690
  5.125%, 4/1/15 AA+........     250,000       254,870
  5.6%, 4/1/16 AA+..........   1,000,000     1,038,390

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Washington, D.C.
Metropolitan Area
Transportation Authority
Revenue
  6%, 7/1/09 AAA............  $  500,000   $   560,280
  6%, 7/1/10 AAA............     275,000       309,862
Washington Suburban Sanitary
District General Obligation
  6.2%, 6/1/12 AAA..........     900,000       935,415
  5%, 6/1/23 AAA............   1,000,000       977,850
                                           -----------
TOTAL INVESTMENTS 98.9%
  (Cost $36,974,523*)...................    38,568,469
OTHER ASSETS LESS LIABILITIES 1.1%......       418,380
                                           -----------
NET ASSETS 100.0%.......................   $38,986,849
                                           ===========
NET ASSET VALUE PER SHARE
  (Based on 3,562,369 Shares
  Outstanding)..........................        $10.94
                                           ===========
NET ASSETS CONSIST OF:
  Paid-in Capital.......................   $37,491,571
  Accumulated Net Realized Loss on
    Investments.........................       (98,668)
  Net Unrealized Appreciation of
    Investments.........................     1,593,946
                                           -----------
NET ASSETS..............................   $38,986,849
                                           ===========

---------

    ^  Date represents pre-refunded date.

    +  Daily or Weekly Tender Bond

    *  Same cost is used for Federal income tax purposes.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENTS OF OPERATIONS

                     For the Six Months Ended June 30, 2001
                                  (unaudited)

                                                                Money
                                                               Market     Virginia     Maryland
                                                              Portfolio   Portfolio   Portfolio
                                                              ---------   ---------   ----------
INVESTMENT INCOME (Note 1)..................................  $384,528    $779,626    $1,052,093
                                                              --------    --------    ----------
EXPENSES
  Investment Advisory Fee (Note 2)..........................    55,387      91,091       121,426
  Administrative Fee (Note 2)...............................    27,693      43,725        58,284
  Other Fees................................................       177          --            90
                                                              --------    --------    ----------
    Total Expenses..........................................    83,257     134,816       179,800
                                                              --------    --------    ----------
NET INVESTMENT INCOME.......................................   301,271     644,810       872,293
                                                              --------    --------    ----------
Net Realized Gain on Investment Transactions................        --      21,771        73,133
Change in Net Unrealized Appreciation of Investments........        --     (34,381)      (31,359)
                                                              --------    --------    ----------
NET GAIN (LOSS) ON INVESTMENTS..............................        --     (12,610)       41,774
                                                              --------    --------    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $301,271    $632,200    $  914,067
                                                              ========    ========    ==========

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                              Money Market                     Virginia                       Maryland
                                                Portfolio                      Portfolio                      Portfolio
                                      -----------------------------  -----------------------------  -----------------------------
                                       For the Six                    For the Six                    For the Six
                                          Months      For the Year       Months      For the Year       Months      For the Year
                                          Ended           Ended          Ended           Ended          Ended           Ended
                                      June 30, 2001   December 31,   June 30, 2001   December 31,   June 30, 2001   December 31,
                                       (unaudited)        2000        (unaudited)        2000        (unaudited)        2000
                                      --------------  -------------  --------------  -------------  --------------  -------------
FROM INVESTMENT
  ACTIVITIES
  Net Investment Income.............   $    301,271   $    584,875    $   644,810     $ 1,303,287    $   872,293     $ 1,874,986
  Net Realized Gain (Loss) on
    Investment Transactions.........             --             --         21,771         (87,782)        73,133         (81,803)
  Change in Net Unrealized
    Appreciation/Depreciation of
    Investments.....................             --             --        (34,381)      1,732,857        (31,359)      1,449,989
                                       ------------   ------------    -----------     -----------    -----------     -----------
  Net Increase in Net Assets
    Resulting from Operations.......        301,271        584,875        632,200       2,948,362        914,067       3,243,172
                                       ------------   ------------    -----------     -----------    -----------     -----------
DISTRIBUTIONS TO
  SHAREHOLDERS
  From Net Investment Income
    (Note 1)........................       (301,271)      (584,875)      (644,810)     (1,303,287)      (872,293)     (1,874,986)
                                       ------------   ------------    -----------     -----------    -----------     -----------
FROM SHARE
  TRANSACTIONS
  Net Proceeds from Sales of
    Shares..........................     16,556,186     31,544,231      2,488,712       3,946,162      1,404,340       2,962,793
  Reinvestment of Distributions.....        290,017        546,462        529,229       1,080,217        731,071       1,582,601
  Cost of Shares Redeemed...........    (12,066,446)   (29,966,459)    (2,044,469)     (6,698,705)    (2,690,549)     (8,545,852)
                                       ------------   ------------    -----------     -----------    -----------     -----------
  Net Increase (Decrease) in Net
    Assets Resulting from Share
    Transactions....................      4,779,757      2,124,234        973,472      (1,672,326)      (555,138)     (4,000,458)
                                       ------------   ------------    -----------     -----------    -----------     -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS............................      4,779,757      2,124,234        960,862         (27,251)      (513,364)     (2,632,272)

NET ASSETS - Beginning of Period....     19,598,785     17,474,551     28,898,403      28,925,654     39,500,213      42,132,485
                                       ------------   ------------    -----------     -----------    -----------     -----------
NET ASSETS - End of Period..........   $ 24,378,542   $ 19,598,785    $29,859,265     $28,898,403    $38,986,849     $39,500,213
                                       ============   ============    ===========     ===========    ===========     ===========
SHARES
  Sold..............................     16,556,186     31,544,231        222,914         369,393        127,887         277,918
  Issued in Reinvestment of
    Distributions...................        290,017        546,462         47,575         101,257         66,746         148,857
  Redeemed..........................    (12,066,446)   (29,966,459)      (183,047)       (631,133)      (244,928)       (806,626)
                                       ------------   ------------    -----------     -----------    -----------     -----------
  Net Increase (Decrease) in
    Shares..........................      4,779,757      2,124,234         87,442        (160,483)       (50,295)       (379,851)
                                       ============   ============    ===========     ===========    ===========     ===========

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                             MONEY MARKET PORTFOLIO

                                            For the Six
                                            Months Ended                 For the Years Ended December 31,
                                           June 30, 2001    -----------------------------------------------------------
                                            (unaudited)      2000         1999         1998         1997         1996
                                           --------------   -------      -------      -------      -------      -------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of
    Period..............................      $    1.00     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                              ---------     -------      -------      -------      -------      -------
  Income from Investment Operations:
    Net Investment Income...............           0.01        0.03         0.02         0.03         0.03         0.03
                                              ---------     -------      -------      -------      -------      -------
  Distributions to Shareholders:
    From Net Investment Income..........          (0.01)      (0.03)       (0.02)       (0.03)       (0.03)       (0.03)
                                              ---------     -------      -------      -------      -------      -------
  Net Increase in Net Asset Value.......           0.00        0.00         0.00         0.00         0.00         0.00
                                              ---------     -------      -------      -------      -------      -------
  Net Asset Value - End of Period.......      $    1.00     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                              =========     =======      =======      =======      =======      =======

TOTAL INVESTMENT RETURN.................          2.78%(A)    3.12%        2.50%        2.73%        2.93%        2.69%

RATIOS TO AVERAGE NET ASSETS:
  Expenses..............................          0.75%(A)    0.75%        0.75%        0.75%        0.75%        0.75%
  Net Investment Income.................          2.71%(A)    3.07%        2.47%        2.70%        2.89%        2.67%

SUPPLEMENTARY DATA:
  Net Assets at End of Period (in
    thousands)..........................      $  24,379     $19,599      $17,475      $19,783      $19,177      $18,890
  Number of Shares Outstanding at End of
    Period (in thousands)...............         24,379      19,599       17,475       19,783       19,177       18,890

------------

(A) Annualized.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                              FINANCIAL HIGHLIGHTS
                               VIRGINIA PORTFOLIO

                                                  For the Six
                                                  Months Ended             For the Years Ended December 31,
                                                 June 30, 2001    ---------------------------------------------------
                                                  (unaudited)      2000       1999       1998       1997       1996
                                                 --------------   -------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Period.......      $   11.13     $ 10.49   $ 11.42    $ 11.46    $ 11.09    $ 11.31
                                                    ---------     -------   -------    -------    -------    -------
  Income from Investment Operations:
    Net Investment Income.....................           0.24        0.50      0.50       0.52       0.52       0.53
    Net Realized and Unrealized Gain (Loss) on
      Investments.............................          (0.01)       0.64     (0.91)      0.12       0.39      (0.22)
                                                    ---------     -------   -------    -------    -------    -------
      Total from Investment Operations........           0.23        1.14     (0.41)      0.64       0.91       0.31
                                                    ---------     -------   -------    -------    -------    -------
  Distributions to Shareholders:
    From Net Investment Income................          (0.24)      (0.50)    (0.50)     (0.52)     (0.52)     (0.53)
    From Net Realized Gain....................             --          --     (0.02)     (0.16)     (0.02)        --
                                                    ---------     -------   -------    -------    -------    -------
      Total Distributions to Shareholders.....          (0.24)      (0.50)    (0.52)     (0.68)     (0.54)     (0.53)
                                                    ---------     -------   -------    -------    -------    -------
  Net Increase (Decrease) in Net Asset
    Value.....................................          (0.01)       0.64     (0.93)     (0.04)      0.37      (0.22)
                                                    ---------     -------   -------    -------    -------    -------
  Net Asset Value - End of Period.............      $   11.12     $ 11.13   $ 10.49    $ 11.42    $ 11.46    $ 11.09
                                                    =========     =======   =======    =======    =======    =======

TOTAL INVESTMENT RETURN.......................          2.11%(B)   11.15%     (3.75)%    5.64%      8.45%      2.91%

RATIOS TO AVERAGE NET ASSETS:
  Expenses....................................          0.93%(A)    0.92%     0.93%      0.93%      0.93%      0.93%
  Net Investment Income.......................          4.42%(A)    4.67%     4.51%      4.48%      4.70%      4.84%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate.....................             6%          8%       26%        25%        27%        46%
  Net Assets at End of Period (in
    thousands)................................      $  29,859     $28,898   $28,926    $34,543    $32,908    $32,355
  Number of Shares Outstanding at End of
    Period (in thousands).....................          2,684       2,597     2,757      3,024      2,872      2,917

------------

(A) Annualized.

(B) Total Investment Return for periods less than one year are not annualized.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                              FINANCIAL HIGHLIGHTS

                               MARYLAND PORTFOLIO

                                                  For the Six
                                                  Months Ended             For the Years Ended December 31,
                                                 June 30, 2001    ---------------------------------------------------
                                                  (unaudited)      2000       1999       1998       1997       1996
                                                 --------------   -------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Period.......      $   10.93     $ 10.55   $ 11.23    $ 11.10    $ 10.79    $ 10.98
                                                    ---------     -------   -------    -------    -------    -------
  Income from Investment Operations:
    Net Investment Income.....................           0.24        0.51      0.50       0.51       0.51       0.53
    Net Realized and Unrealized Gain (Loss) on
      Investments.............................           0.01        0.38     (0.68)      0.13       0.31      (0.19)
                                                    ---------     -------   -------    -------    -------    -------
      Total from Investment Operations........           0.25        0.89     (0.18)      0.64       0.82       0.34
                                                    ---------     -------   -------    -------    -------    -------
  Distributions to Shareholders:
    From Net Investment Income................          (0.24)      (0.51)    (0.50)     (0.51)     (0.51)     (0.53)
                                                    ---------     -------   -------    -------    -------    -------
  Net Increase (Decrease) in Net Asset
    Value.....................................           0.01        0.38     (0.68)      0.13       0.31      (0.19)
                                                    ---------     -------   -------    -------    -------    -------
  Net Asset Value - End of Period.............      $   10.94     $ 10.93   $ 10.55    $ 11.23    $ 11.10    $ 10.79
                                                    =========     =======   =======    =======    =======    =======

TOTAL INVESTMENT RETURN.......................          2.33%(B)    8.64%     (1.63)%    5.90%      7.85%      3.21%

RATIOS TO AVERAGE NET ASSETS:
  Expenses....................................          0.93%(A)    0.93%     0.93%      0.93%      0.93%      0.93%
  Net Investment Income.......................          4.50%(A)    4.76%     4.59%      4.58%      4.73%      4.92%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate.....................             6%          7%       12%         5%        22%        31%
  Net Assets at End of Period (in
    thousands)................................      $  38,987     $39,500   $42,132    $45,827    $45,346    $44,410
  Number of Shares Outstanding at End of
    Period (in thousands).....................          3,562       3,613     3,993      4,079      4,086      4,116

------------

(A) Annualized.

(B) Total Investment Return for periods less than one year are not annualized.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                         NOTES TO FINANCIAL STATEMENTS

                                 June 30, 2001

                                  (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Fund for Tax-Free Investors, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. On
June 30, 2001, there were 200,000,000 shares of $0.001 par value capital stock authorized. When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. These estimates could be different from the actual results. The following is a summary of significant accounting policies which the Fund consistently follows:

    (a) Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by an independent pricing service. Securities for which market quotations are not readily available are valued using the policies and procedures set forth by the Adviser as approved by the Board of Directors.

    (b) Investment income is recorded as earned.

    (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

    (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates (the "Adviser"), a subsidiary of Friedman, Billings, Ramsey Group, Inc., under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest and extraordinary legal expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the six months ended June 30, 2001. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

FBR National Bank & Trust (formerly Rushmore Trust and Savings, FSB), a subsidiary of the Adviser, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, FBR National Bank & Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services, FBR National Bank & Trust receives an annual fee of 0.25% of the average daily net assets of the Money Market Portfolio, and 0.30% of the average daily net assets of the Virginia and Maryland Portfolios. The Fund has an agreement with FBR National Bank & Trust to receive short-term borrowings to cover share redemptions. Borrowings pursuant to the credit facility are subject to interest at the overdraft Federal Funds rate. The credit facility may be drawn upon for temporary purposes and is subject to certain other customary restrictions. For each short-term borrowing the Fund pledges collateral. No borrowings were outstanding at June 30, 2001.

3. AGREEMENT WITH FRIEDMAN BILLINGS RAMSEY GROUP, INC.

On October 20, 1999, the Adviser and Rushmore Trust reached a definitive agreement to be acquired by Friedman Billings Ramsey Group, Inc. The transaction was consummated on April 1, 2001.

4. SECURITIES TRANSACTIONS

Security transactions are recorded on the trade date. For the six months ended June 30, 2001, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

                                                   Virginia     Maryland
                                                  Portfolio    Portfolio
                                                  ----------   ----------
Purchases.......................................  $2,503,117   $2,199,646
                                                  ==========   ==========
Sales...........................................  $1,603,867   $2,350,914
                                                  ==========   ==========

5. NET UNREALIZED APPRECIATION OF INVESTMENTS

As of June 30, 2001, net unrealized appreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $1,194,706 of which $1,270,285 related to appreciated investments and $75,579 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $1,593,946 of which $1,681,495 related to appreciated investments and $87,549 related to depreciated investments.

6. CAPITAL LOSS CARRYOVERS

At December 31, 2000, for Federal income tax purposes, the following Portfolios had capital loss carryforwards which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                     Virginia    Maryland
Expires December 31,                                 Portfolio   Portfolio
--------------------                                 ---------   ---------
2002...............................................  $     --    $ 31,614
2007...............................................   194,916      58,384
2008...............................................    87,782      81,803
                                                     --------    --------
                                                     $282,698    $171,801
                                                     ========    ========

RUSHMORE

FUND FOR TAX-FREE INVESTORS

[PHOTO]

SEMIANNUAL REPORT

JUNE 30, 2001